Income Taxes (Tables)	12 Months Ended
Jan. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Asset	As of January 31, our deferred tax asset is as follows:
	January 31, 2021	January 31, 2020
Deferred Tax Assets	$6,783,000	$6,641,000
Less Valuation Allowance	(6,783,000)	(6,641,000)
	$-	$-